BBIF Tax-Exempt Fund

SUMMARY PROSPECTUS  |  JULY 29, 2010

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Class	Ticker Symbol
Class 1 Shares	N/A
Class 2 Shares	N/A
Class 3 Shares	N/A
Class 4 Shares	N/A

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus/cash. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated July 29, 2010, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Summary Prospectus

Key Facts About BBIF Tax-Exempt Fund

Investment Objective

The investment objective of BBIF Tax-Exempt Fund (formerly known as WCMA® Tax-Exempt Fund) (“Tax-Exempt Fund” or the “Fund”) is to seek current income exempt from Federal income tax, preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Tax-Exempt Fund.

Shareholder Fees (fees paid directly from your investment):	Class 1	Class 2	Class 3	Class 4
WCMA Account Annual Fee	$300	$300	$300	$300

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class 1	Class 2	Class 3	Class 4
Management Fee[1]	0.135%	0.135%	0.135%	0.135%
Distribution and/or Service (12b-1) Fees	1.000%[2]	0.675%	0.375%	0.375%
Other Expenses	0.375%	0.340%	0.330%	0.330%
Administration Fee	0.250%	0.250%	0.250%	0.250%
Miscellaneous Other Expenses[3,4]	0.125%	0.090%	0.080%	0.080%
Total Annual Fund Operating Expenses[4]	1.51%[2]	1.15%	0.84%	0.84%
Fee Waivers and/or Expense Reimbursements	—	(0.24)%[5]	(0.28)%[5]	(0.28)%[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.51%	0.91%[5]	0.56%[5]	0.56%[5]
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of Tax-Exempt Fund and Tax-Exempt Fund’s share of the allocated expenses of Master Tax-Exempt LLC (“Tax Exempt LLC”). Tax-Exempt Fund’s management fees are paid by Tax-Exempt LLC.

[2]

Class 1 Shares did not pay a portion of their distribution fee during the fiscal year ended March 31, 2010. The Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.

[3]	Miscellaneous Other Expenses have been restated to reflect current fees.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in Tax-Exempt Fund’s most recent annual report, which does not include the restatement of Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 31-34, with respect to Class 2, Class 3 and Class 4 Shares, BlackRock Advisors, LLC (“BlackRock”) and the Fund’s distributor have entered into a contractual arrangement to waive and/or reimburse a portion of Tax-Exempt Fund’s fees and/or expenses to ensure that the net expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Tax-Exempt Fund’s (i) Class 2 Shares are 0.35% higher than those of Tax-Exempt LLC’s initial feeder fund, and (ii) Class 3 and Class 4 Shares are equal to those of Tax-Exempt LLC’s initial feeder fund until August 1, 2011. This contractual arrangement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of Tax-Exempt Fund or by a vote of a majority of the outstanding voting securities of Tax-Exempt Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$154	$477	$824	$1,802
Class 2	$93	$342	$610	$1,376
Class 3	$57	$240	$438	$1,011
Class 4	$57	$240	$438	$1,011

Principal Investment Strategies of the Fund

Tax-Exempt Fund seeks to achieve its objective by investing in a diversified portfolio of high quality, short-term, tax-exempt securities. These securities consist principally of tax-exempt notes and commercial paper, short-term tax-exempt bonds, tax-exempt variable rate demand obligations and short-term tax-exempt derivatives. Certain short-term securities have maturities that are longer than 397 days but give the Fund the right to demand payment from a financial institution within that period. The Fund treats these securities as having a maturity of 397 days or less. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

Under normal circumstances, the Fund invests at least 80% of its assets in short-term tax-exempt securities or so that at least 80% of the income it distributes will be exempt from Federal income tax (including the Federal alternative minimum tax). The Fund also may invest up to 20% of its assets in short-term municipal securities, which may subject investors to Federal alternative minimum tax. Throughout this prospectus, interest paid on tax-exempt and/or municipal securities may be referred to as “tax-exempt.”

The Fund does not presently intend to invest more than 25% of its total assets in short-term tax-exempt securities of issuers located in a single state.

Principal Risks of Investing in the Fund

Tax-Exempt Fund cannot guarantee that it will achieve its objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

■

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

■

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rate than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

■

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on tax-exempt or municipal securities to be subject, directly or indirectly, to Federal income taxation, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

■

Variable Rate Demand Obligations and Municipal or Tax-Exempt Derivatives Risk — Investment in variable rate demand obligations or short-term municipal or tax-exempt derivatives involves credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short-term municipal or tax-exempt securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations. Short-term municipal or tax-exempt derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Performance Information

The information shows you how Tax-Exempt Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information in the bar chart and table prior to March 20, 2003 (Tax-Exempt Fund’s commencement of operations) is based upon the performance of Tax-Exempt LLC’s initial feeder fund, BIF Tax-Exempt Fund (formerly known as CMA® Tax-Exempt Fund), which has the same investment objective and policies as the Fund and is managed by the same portfolio management personnel, adjusted to reflect the different expenses borne by the Fund’s Class 3 Shares (with respect to the bar chart) and by the relevant class of shares (with respect to the table) after giving effect to the fee waiver. For the periods after March 20, 2003, the bar chart is based on the performance of Tax-Exempt Fund’s Class 3 Shares. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/moneymarketreports or can be obtained by phone at (800) 626-1960. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns.

TAX-EXEMPT FUND

Class 3

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.94% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.01% (quarter ended December 31, 2009). The year-to-date return as of June 30, 2010 was 0.02%.

As of 12/31/09 Average Annual Total Returns	1 Year	5 Years	10 Years
Class 1	0.04%	1.18%	1.22%
Class 2	0.04%	1.66%	1.60%
Class 3	0.13%	1.97%	1.80%
Class 4	0.13%	1.97%	1.80%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.

Investment Manager

Tax-Exempt Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub-adviser is BlackRock Investment Management, LLC. Where applicable, “BlackRock” refers also to the Fund’s sub-adviser.

Purchase and Sale of Fund Shares

There is no minimum initial investment for the Fund’s shares, but the minimum for the Working Capital Management Account® (“WCMA”) service or other Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) business account program is $20,000 in cash and/or securities. The minimum investment for additional purchases (other than automatic purchases) is $1,000 for all accounts. Eligibility requirements for investors with a WCMA service or other Merrill Lynch business account program to invest in certain share classes of the Fund are as follows:

	Class 1	Class 2	Class 3	Class 4
Subscribers in the WCMA service who do not have either a commercial line of credit or a reducing revolver	Limited to tier 1 investors with a WCMA service or other Merrill Lynch business account program relationship value determined to be less than $100,000.	Limited to tier 2 investors with a WCMA service or other Merrill Lynch business account program relationship value determined to be between $100,000 and $999,999.	Limited to tier 3 investors with a WCMA service or other Merrill Lynch business account program relationship value determined to be between $1 million and $9,999,999.	Limited to certain eligible investors, including tier 4 investors with a WCMA service or other Merrill Lynch business account program relationship value determined to be $10 million or more.
Subscribers in the WCMA service who have either a commercial line of credit or a reducing revolver	Not available.	Not available.	All investors.	Not available.

You may have cash balances from your account automatically invested in shares of a fund associated with the WCMA service designated as your primary money account. The delay with respect to automatic investment of cash balances in your account in shares of the designated fund is determined by your tier. For further information regarding the timing of sweeps for each tier, consult your Merrill Lynch Financial Advisor and/or the account agreement and program description of the WCMA service or other Merrill Lynch business account program.

You may also make manual investments of $1,000 or more in any fund associated with the WCMA service not designated as your primary money account. When purchasing shares, you will be subject to the applicable annual account fee. To receive all the services available as a WCMA service or other Merrill Lynch business account program subscriber, you must complete the account opening process, including completing or supplying requested documentation.

Tax Information

Tax-Exempt Fund anticipates that most of its distributions will be excludable from gross income for Federal income tax purposes, but it may also distribute taxable capital gains.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

* * *

The Fund’s prospectus and statement of additional information, both dated July 29,2010, are incorporated by reference into this Summary Prospectus.

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INVESTMENT COMPANY ACT FILE # 811-21198 © BlackRock Advisors, LLC
BBIF Tax-Exempt Fund SPRO-BBIF-TE-0710